LEASES - Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Leases
Operating right-of-use assets	$ 48,729	$ 50,193
Current operating lease liabilities	17,541	10,648
Non-current operating lease liabilities	35,530	$ 39,545
Total lease liabilities	$ 53,071